Share based compensation, Share Option Awards Outstanding (Details)		3 Months Ended		6 Months Ended		12 Months Ended
		Jun. 30, 2026 shares $ / shares		Jun. 30, 2026 shares $ / shares		Dec. 31, 2025 shares $ / shares
Average exercise price per share [Abstract]
Outstanding at beginning of period (in dollars per share)				$ 3.87
Granted (in dollars per share)				5.23
Forfeited/Expired (in dollars per share)				7.11
Exercised (in dollars per share)	[1]			6.33
Outstanding at end of period (in dollars per share)		$ 3.87	[2]	$ 3.87	[2]	$ 3.87
Number of awards [Abstract]
Outstanding at beginning of period (in shares) | shares				2,594,914
Granted (in shares) | shares		17,100		219,050
Forfeited/Expired (in shares) | shares				(27,112)
Exercised (in shares) | shares	[1]			(85,113)
Outstanding at end of period (in shares) | shares		2,701,739	[2]	2,701,739	[2]	2,594,914
Weighted average remaining life [Abstract]
Outstanding weighted average remaining life in years				5 years 6 months 21 days	[2]	5 years 10 months 28 days
Granted weighted average remaining life in years				6 years 11 months 4 days
Forfeited/Expired weighted average remaining life in years				5 years 1 month 9 days
Exercised weighted average remaining life in years	[1]			5 years 10 days
Weighted average share price of shares exercised (in dollars per share)				$ 19.36
Number of option exercisable (in shares) | shares		998,920		998,920
Weighted average grant date fair value (in dollars per share)		$ 15.51		$ 13.34

[1]	The weighted average share price of share options exercised was $19.36.
[2]	998,920 of the awards outstanding as of June 30, 2026, were exercisable.